U.S. SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C. 20549

                                         FORM 24F-2

                              Annual Notice of Securities Sold
                                   Pursuant to Rule 24f-2

                   Read instructions at end of Form before preparing
                              Form. Please print or type.

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1.   Name and address of issuer:            MFS Series Trust VIII
                                            500 Boylston Street
                                            Boston, MA  02116

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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of the issuer, check the box but do not list series or classes): X

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3.   Investment Company Act File Number:811-5262

     Securities Act File Number: 33-37972
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4(a). Last day of fiscal year for which this notice is filed:
      October 31, 1997
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4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
      (See Instruction A.2)

Note:  If the Form is being filed late, interest must be paid on the registration
fee due.
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4(c). Check box is this is the last time the issuer will be filing this
Form.
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5.    Calculation of registration fee:

    (i)  Aggregate sale price of securities sold            $779,360,989
          during the fiscal year pursuant to               ______________
          section 24(f):

   (ii) Aggregate price of securities redeemed           $(673,521,521)
          or repurchased during the fiscal year:        ______________

  (iii) Aggregate price of securities redeemed or              +     0
        repurchased during any prior fiscal year        ______________
        ending no earlier than October 11, 1995
        that were not previously used to reduce
        registration fees payable to the commission:

   (iv) Total available redemption credits [add Items           $(673,521,521)
          5(ii) and 5(iii)                                     ______________

     (v)  Net sales-if Item 5(i) is greater than Item 5(iv)    $105,839,468
            [subtract Item 5(iv)from Item5(i)]:                ______________

   (vi)   Redemption credits available for use in future            $(0)
          years -if Item 5(i) is less than item 5(iv)          ______________
          [subtract Item5(iv) from Item 5(i)]:

  (vii)  Multiplier for determining registration fee           x 0.000295
         (See Instruction C.9):                                _____________

 (viii)  Registration fee due [multiply item 5(v) by Item      =$31,222.64
         5 (vii)] (enter "0" if no fee is due):                ____________
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6.   Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1993 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units )
deducted here:        .  If there is a number of shares or other units that
were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in futrue fiscal years, then state that number here: _______.
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7. Interest due - if this Form is being filed more than 90 days after the
   end of the issuer's fiscal year (see Instruction D):          +$_________
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8.    Total of the amount of the registration fee due plus        =$31,222.64
any interest due [line 5(viii) plus line 7]:                       __________
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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:    1-15-98
       Method of Delivery     Wire Transfer

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                                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:  (Signature and Title)* /s/ JAMES R. BORDEWICK, JR., ASSISTANT SECRETARY
                           ------------------------------------------------

              James R. Bordewick, Jr., Assistant Secretary
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Date:  January 21, 1998
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*Please print the name and title of the signing officer below the signature.
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January 21, 1998


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


Re:     Rule 24f-2 Notice for MFS Series Trust VIII
          (File Nos.:  811-5262, 33-37972)

Ladies and Gentlemen:

         Enclosed   on  behalf  of  the  Trust  for  filing   pursuant  to  Rule
24f-2(b)(1) under the Investment Company Act of 1940 are the following:

1. One copy of the Trust's Rule 24f-2 Notice with respect to its fiscal year ended October 31, 1997

2. In accordance with subsection (a) of Rule 24f-2, the registration fee of $31,222.64 has been remitted by wire transfer to the U.S. Treasury designated lockbox depository at the Mellon Bank in Pittsburgh, Pennsylvania (wire reference #0115018867 in the amount of $32,072.57).

Please contact me collect at 617-954-5827 should you have any questions concerning this Notice.

Very truly yours,

MARK D. KAPLAN

Mark D. Kaplan
Assistant Counsel

Enclosures